Net Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Numerator
Numerator for basic and diluted earnings per Common Share - net earnings	$ 259,231,000	$ 136,144,000
Denominator
Denominator for basic earnings per Common Share – weighted average number of Common Shares	146,818,764	141,463,244
Effect of dilutive securities
Stock options	558,996	1,585,173
Performance share units	18,748
Restricted share units	17,076
Warrants	717,792
Convertible Preferred Shares	55,576,213	52,384,503
Effect of dilutive securities	56,888,825	53,969,676
Dilutive potential for diluted earnings per Common Share	203,707,589	195,432,920
Basic earnings per Common Share	$ 1.77	$ 0.96	[1]
Diluted earnings per Common Share	$ 1.27	$ 0.70	[1]

[1]	See notes 5 and 6 for further details on reclassifications.